BASIS OF PRESENTATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Nov. 30, 2025	Nov. 30, 2024
BASIS OF PRESENTATION
Net loss	$ (1,471,882)	$ (666,995)	$ (5,260,632)	$ (1,020,057)
Accumulated deficit	$ 7,785,119		$ 6,280,689	$ 1,020,057
Substantial doubt about going concern			true